Employee Benefits - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 07, 2014
Other retirement plans
Defined Benefit Plan Disclosure [Line Items]
Non-current other liabilities (note 16)	$ 12,300,000	$ 11,600,000
ICON Development Solutions Limited pension plan
Defined Benefit Plan Disclosure [Line Items]
Expected rate of return on plan assets	3.80%	3.80%
PRA Switzerland AG pension plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.50%	2.30%
United States
Defined Benefit Plan Disclosure [Line Items]
Participant's contributions percentage of annual compensation (in percent)	4.50%
Defined contribution plan, cost	$ 40,400,000	$ 45,800,000	$ 23,700,000
United Kingdom | ICON Development Solutions Limited pension plan
Defined Benefit Plan Disclosure [Line Items]
Non-current other liabilities (note 16)	20,999,000	$ 19,558,000	$ 41,813,000
Net loss that will be amortized	200,000
Net prior service cost for defined benefit pension plan that will be amortized	$ 0
Pension plan period	19 years
Expected rate of return on plan assets	3.80%	3.80%	3.40%
Contribution to pension fund in the year ending December 31, 2021	$ 100,000
Retirement period used as a basis to estimate expected cash flows	10 years
Discount rate	4.80%	4.90%
Switzerland | Aptiv Solutions pension plan
Defined Benefit Plan Disclosure [Line Items]
Non-current other liabilities (note 16)	$ 6,441,000	$ 5,806,000	$ 7,643,000
Discount rate	1.50%	2.30%
Switzerland | Aptiv Solutions pension plan | Aptiv Solutions
Defined Benefit Plan Disclosure [Line Items]
Percentage of share capital acquired (in percent)				100.00%
Switzerland | PRA Switzerland AG pension plan
Defined Benefit Plan Disclosure [Line Items]
Non-current other liabilities (note 16)	$ 7,747,000	$ 5,345,000	$ 4,990,000